Stock Option Plan (Details 2) (Warrant [Member], USD $)	3 Months Ended
Mar. 31, 2015
Warrant [Member]
Share
Outstanding - beginning	23,773,914
Granted	1,666,667
Exercised
Outstanding - ending	25,440,581
Options warrants exercisable	25,440,581
Weighted Average Exercise Price
Outstanding - beginning	$ 0.58
Granted	$ 0.41
Exercised
Cancelled
Outstanding - ending	$ 0.69
Options warrants exercisable	$ 0.72
Weighted Average Remaining Contractural Term
Outstanding - beginning	2 years 6 months
Granted	5 years 4 days
Outstanding - ending	4 years 4 months 10 days
Options warrants exercisable	2 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding - beginning	$ 53,500
Outstanding - ending	7,000
Options warrants exercisable	$ 7,000